INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 10 – Intangible Assets

Intangible assets consisted of the following at February 28, 2022 and May 31, 2021:

	February 28, 2022
	Gross	Accumulated Amortization	Net
Intellectual Property	$319,600	$(117,187)	$202,413
License & Customer Relations	990,000	(181,500)	808,500
Tradenames - Trademarks	301,000	(110,367)	190,633
Non-Compete Agreements	27,000	(27,000)	-
Domain Names	25,993	(8,521)	17,472
Total	$1,663,593	$(444,575)	$1,219,018

	May 31, 2021
	Gross	Accumulated Amortization	Net
Intellectual Property	$319,600	$(93,217)	$226,383
License & Customer Relations	990,000	(144,375)	845,625
Tradenames - Trademarks	301,000	(87,792)	213,208
Non-Compete Agreements	27,000	(27,000)	-
Domain Names	25,993	(6,019)	19,974
Total	$1,663,593	$(358,403)	$1,305,190

Total amortization expense charged to operations for the three months ended February 28, 2022 and 2021 was $28,023 and $28,716, respectively. Total amortization expense charged to operations for the nine months ended February 28, 2022 and 2021 was $86,172 and $87,299, respectively.

Amount to be amortized during the twelve months ended February 28,
2023	$111,989
2024	111,989
2025	111,989
2026	111,989
2027	111,989
Thereafter	659,073
$1,219,018

NOTE 11 – INTANGIBLE ASSETS

Intangible assets consisted of the following at May 31, 2021 and 2020:

	May 31, 2021
		Accumulated
	Gross	Amortization	Net
Intellectual Property	$319,600	$(93,217)	$226,383
License & Customer Relations	990,000	(144,375)	845,625
Tradenames - Trademarks	301,000	(87,792)	213,208
Non-compete Agreements	27,000	(27,000)	-
Domain Names	25,993	(6,019)	19,974
Total	$1,663,593	$(358,403)	$1,305,190

	May 31, 2020
		Accumulated
	Gross	Amortization	Net
Intellectual Property	$319,600	$(61,257)	$258,343
License & Customer Relations	990,000	(94,875)	895,125
Tradenames - Trademarks	301,000	(57,692)	243,308
Non-compete Agreements	27,000	(25,882)	1,118
Domain Names	25,993	(2,683)	23,310
Total	$1,663,593	$(242,389)	$1,421,204

Total amortization expense charged to operations for the years ended May 31, 2021 and 2020 was $116,014 and $125,913, respectively.

Amount to be amortized during the twelve months ended May 31,

2022	$111,989
2023	111,989
2024	111,989
2025	111,989
2026	111,989
Thereafter	745,245
$1,305,190